Document and Entity Information	12 Months Ended
May 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2013
Entity Registrant Name	Mobile Vault, Inc.
Entity Central Index Key	0001522903
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	May 31, 2013	May 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 1,228	$ 1,603
Accounts receivable		621
Total current assets	1,228	2,224
TOTAL ASSETS	1,228	2,224
CURRENT LIABILITIES
Accounts payable and accrued liabilities	3,500	1,200
Accrued interest	387
Notes payable	9,816
Total liabilities	13,703	1,200
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred shares: 20,000,000 shares authorized, $0.0001 par value; 0 shares issued and outstanding
Common shares: 480,000,000 shares authorized, $0.0001 par value; 9,000,000 shares issued and outstanding	900	900
Additional paid-in capital	8,100	8,100
Deficit accumulated during the development stage	(21,475)	(7,976)
Total Stockholders' Equity (Deficiency)	(12,475)	1,024
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,228	$ 2,224

BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2013	May 31, 2012
BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	480,000,000	480,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares issued	9,000,000	9,000,000
Common stock, shares outstanding	9,000,000	9,000,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		24 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
REVENUES
EXPENSES
General and Administrative	4,378	2,947	7,433
Professional Fees	9,121	1,921	14,042
Total expenses	13,499	4,868	21,475
Loss Before Income Taxes	(13,499)	(4,868)	(21,475)
Provision for Income Taxes
Net Loss	$ (13,499)	$ (4,868)	$ (21,475)
EARNINGS PER SHARE DATA:
Basic and diluted loss per common share	$ 0	$ 0	$ 0
Basic and diluted weighted average common shares outstanding	9,000,000	9,000,000	9,000,000

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at May. 17, 2011
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on 5/18/2011	9,000	900	8,100
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on 5/18/201, shares	9,000,000	9,000,000
Net Loss	(3,108)			(3,108)
Balance at May. 31, 2011	5,892	900	8,100	(3,108)
Balance, shares at May. 31, 2011		9,000,000
Net Loss	(4,868)			(4,868)
Balance at May. 31, 2012	1,024	900	8,100	(7,976)
Balance, shares at May. 31, 2012	9,000,000	9,000,000
Net Loss	(13,499)			(13,499)
Balance at May. 31, 2013	$ (12,475)	$ 900	$ 8,100	$ (21,475)
Balance, shares at May. 31, 2013	9,000,000	9,000,000

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	0 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 17, 2011
Statement of Stockholders' Equity (Deficiency) [Abstract]
Common stock issued for cash, price per share	$ 0.001
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		24 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (13,499)	$ (4,868)	$ (21,475)
Changes in Operating Assets and Liabilities:
Increase (decrease) in accounts payable and accrued liabilities	2,300	(1,900)	3,500
Accounts receivable	621	(621)
Net cash used in operating activities	(10,578)	(7,389)	(17,975)
FINANCING ACTIVITIES
Note payable	9,816		9,816
Interest expense	387		387
Common stock issued for cash			9,000
Net cash provided by financing activities	10,203		19,203
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(375)	(7,389)	1,228
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,603	8,992
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,228	1,603	1,228
Supplemental Cash Flow Disclosures:
Cash paid for interest
Cash paid for income taxes

GENERAL ORGANIZATION AND BUSINESS	12 Months Ended
May 31, 2013
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS
NOTE 1.	GENERAL ORGANIZATION AND BUSINESS

Mobile Vault, Inc. is a development stage company that was incorporated on May 18, 2011, to provide mobile security and privacy protection. Mobile Vault will provide mobile users the ability to check where files have come from, securely back up the data on their mobile phones, check social networks for bad links and other threats, and provide warning of unsafe websites and monitors the phone for suspicious behavior to quickly detect attacks, viruses, and malware activities.

Mobile Vault plans to provide a unique way to protect the privacy and security when using any mobile application. The Company's products will allow the user to automatically back up their files to disc, USB device or a cloud-based data center. This allows the user to recover any data and files if your mobile device crashes. This product also secures and automatically enters usernames and passwords to prevent cybercriminals from stealing this information. Mobile Vault will block unsafe and malicious websites, including phishing sites.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	12 Months Ended
May 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

Accounting Basis

The Company is currently a development stage enterprise reporting under the provisions of FASB ASC 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with an original maturity of three months or less when purchased.

Earnings (Loss) per Share

The Company adopted FASB ASC 260, Earnings per Share. Basic earnings (loss) per share is calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There were no diluted or potentially diluted shares outstanding for all periods presented.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the periods shown, and none are contemplated in the near future.

Income Taxes

The Company adopted FASB ASC 740, Income Taxes, at its inception. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of May 31, 2013 or 2012 respectively.

Advertising

The Company will expense advertising as incurred. The advertising since inception has been $0.00.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition

The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property

The Company does not own any real estate or other properties. The Company's office is located 3384 La Canada Drive, Cameron Park, CA 95682. Our contact number is 530-409-3181. The business office is located at the home of Danielle Olsen, the CEO of the Company, at no charge to the Company. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.

INCOME TAXES	12 Months Ended
May 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 3.	INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC Topic 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company's opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Therefore, the net deferred tax asset and income tax expense have been fully offset by a valuation allowance at May 31, 2013 and 2012, leaving a balance of $0 for both periods.

The Company has filed all income tax returns since inception.

At May 31, 2013, the Company had estimated net loss carry forwards of approximately $21,475 which expires through its tax year ending 2032. Utilization of the net operating loss carryforwards may be limited in accordance with IRC Section 382 in the event of certain shifts in ownership.

NOTES PAYABLE	12 Months Ended
May 31, 2013
NOTES PAYABLE [Abstract]
NOTES PAYABLE
NOTE 4.	NOTES PAYABLE

The Company issued notes payable on July 1, 2012 and October 25, 2012 in the amount of $5,816 and $4,000 respectively to one investor. The notes both bear interest at 5% and are payable on demand.

STOCKHOLDERS' EQUITY	12 Months Ended
May 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 5.	STOCKHOLDERS' EQUITY

Common Stock

On May 18, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock at $0.001 per share for $9,000 cash to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

There are 20,000,000 Preferred Shares at $0.0001 par value authorized with none issued or outstanding.  There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,000,000 shares issued and outstanding May 31, 2013 and 2012, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 6.	RELATED PARTY TRANSACTIONS

An officer and director of the Company is involved in business activities outside of the Company and may, in the future, become involved in other business opportunities that become available. They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

GOING CONCERN	12 Months Ended
May 31, 2013
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 7.	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the period May 18, 2011 (date of inception) through May 31, 2013 the Company has had a net loss of $21,475 As of May 31, 2013, the Company has not emerged from the development stage. In view of these matters, recoverability of any asset amounts shown in the accompanying financial statements is dependent upon the Company's ability to begin operations and to achieve a level of profitability. Since inception, the Company has financed its activities from the sale of equity securities. The Company intends on financing its future development activities and its working capital needs largely from loans and the sale of public equity securities with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations, if ever, are sufficient to fund working capital requirements.

THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
May 31, 2013
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
Recent Accounting Pronouncements
NOTE 8.	THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Below is a listing of the most recent accounting standards and their effect on the Company.

Recent Accounting Pronouncements

In April 2010, the FASB issued Accounting Standards Update 2010-02, Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company does not expect the provisions of ASU 2010-02 to have a material effect on the financial position, results of operations or cash flows of the Company.

In April 2010, the FASB issued Accounting Standards Update 2010-01, Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company does not expect the provisions of ASU 2010-01 to have a material effect on the financial position, results of operations or cash flows of the Company.

In December 2009, the FASB issued Accounting Standards Update 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. This Accounting Standards Update amends the FASB Accounting Standards Codification for Statement 167. (See FAS 167 effective date below)

In December 2009, the FASB issued Accounting Standards Update 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets. This Accounting Standards Update amends the FASB Accounting Standards Codification for Statement 166. (See FAS 166 effective date below)

In October 2009, the FASB issued Accounting Standards Update 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing. This Accounting Standards Update amends the FASB Accounting Standard Codification for EITF 09-1. (See EITF 09-1 effective date below)

In October 2009, the FASB issued Accounting Standards Update 2009-14, Software (Topic 985): Certain Revenue Arrangements That Include Software Elements. This update changed the accounting model for revenue arrangements that include both tangible products and software elements. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-14 to have a material effect on the financial position, results of operations or cash flows of the Company.

In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than a combined unit and will be separated in more circumstances that under existing US GAAP. This amendment has eliminated that residual method of allocation. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-13 to have a material effect on the financial position, results of operations or cash flows of the Company.

In September 2009, the FASB issued Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This update provides amendments to Topic 820 for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). It is effective for interim and annual periods ending after December 15, 2009. Early application is permitted in financial statements for earlier interim and annual periods that have not been issued. The Company does not expect the provisions of ASU 2009-12 to have a material effect on the financial position, results of operations or cash flows of the Company.

In June 2009, the FASB issued SFAS No. 168 (ASC Topic 105), "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS No. 168"). Under SFAS No. 168 the "FASB Accounting Standards Codification" ("Codification") became the source of authoritative US GAAP to be applied by nongovernmental entities, effective July 1, 2009. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS No. 168 was effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative. SFAS No. 168 was effective for the Company's interim quarterly period beginning July 1, 2009. The Company does not expect the adoption of SFAS No. 168 to have an impact on the financial statements other than current references to GAAP.

In June 2009, the FASB issued SFAS No. 167 (ASC Topic 810), "Amendments to FASB Interpretation No. 46(R) ("SFAS 167"). SFAS 167 amends the consolidation guidance applicable to variable interest entities. The provisions of SFAS 167 significantly affect the overall consolidation analysis under FASB Interpretation No. 46(R). SFAS 167 is effective as of the beginning of the first fiscal year that begins after November 15, 2009. SFAS 167 was effective for the Company beginning in 2010. The Company does not expect the provisions of SFAS 167 to have a material effect on the financial position, results of operations or cash flows of the Company.

In June 2009, the FASB issued SFAS No. 166, (ASC Topic 860) "Accounting for Transfers of Financial Assets-an amendment of FASB Statement No. 140" ("SFAS 166"). The provisions of SFAS 166, in part, amend the derecognition guidance in FASB Statement No. 140, eliminate the exemption from consolidation for qualifying special-purpose entities and require additional disclosures. SFAS 166 is effective for financial asset transfers occurring after the beginning of an entity's first fiscal year that begins after November 15, 2009. The Company does not expect the provisions of SFAS 166 to have a material effect on the financial position, results of operations or cash flows of the Company.

CONCENTRATION OF RISKS	12 Months Ended
May 31, 2013
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
NOTE 9.	CONCENTRATIONS OF RISKS

Cash Balances

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). All other deposit accounts at FDIC-insured institutions were insured up to at least $250,000 per depositor until December 31, 2009. On April 1, 2010, FDIC deposit insurance for all deposit accounts, except for certain retirement accounts, returned to $100,000 per depositor. Insurance coverage for certain retirement accounts, which include all IRA deposit accounts, will remain at $250,000 per depositor. Our cash balance at May 31, 2013 was below the FDIC insurance threshold.

SUBSEQUENT EVENTS	12 Months Ended
May 31, 2013
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
NOTE 10.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through August 20, 2013, the date which the financial statements were available to be issued, and no such events have occurred.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policy)	12 Months Ended
May 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Accounting Basis

Accounting Basis

The Company is currently a development stage enterprise reporting under the provisions of FASB ASC 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with an original maturity of three months or less when purchased.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company adopted FASB ASC 260, Earnings per Share. Basic earnings (loss) per share is calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There were no diluted or potentially diluted shares outstanding for all periods presented.

Dividends	Dividends The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the periods shown, and none are contemplated in the near future.
Income Taxes

Income Taxes

The Company adopted FASB ASC 740, Income Taxes, at its inception. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of May 31, 2013 or 2012 respectively.

Advertising	Advertising The Company will expense advertising as incurred. The advertising since inception has been $0.00.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition	Revenue and Cost Recognition The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.
Related Parties

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property

Property

The Company does not own any real estate or other properties. The Company's office is located 3384 La Canada Drive, Cameron Park, CA 95682. Our contact number is 530-409-3181. The business office is located at the home of Danielle Olsen, the CEO of the Company, at no charge to the Company. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) (USD $)	24 Months Ended
May 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Advertising expense	$ 0

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
INCOME TAXES [Abstract]
Deferred tax asset	$ 0	$ 0
Operating loss carryforwards, federal	$ 21,475
Expiration date	May 31, 2032

NOTES PAYABLE (Details) (USD $)	Oct. 25, 2012	Jul. 01, 2012
NOTES PAYABLE [Abstract]
Notes Payable	$ 4,000	$ 5,816
Interest rate	5.00%	5.00%

STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 17, 2011
STOCKHOLDERS' EQUITY [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Shares issued for cash, shares	9,000,000
Stock issued for cash	$ 9,000
Price per share	$ 0.001
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	480,000,000	480,000,000	480,000,000
Common stock, shares issued	9,000,000	9,000,000	9,000,000
Common stock, shares outstanding		9,000,000	9,000,000

GOING CONCERN (Details) (USD $)	0 Months Ended	12 Months Ended		24 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 31, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,108)	$ (13,499)	$ (4,868)	$ (21,475)

CONCENTRATION OF RISKS (Details) (USD $)	May 31, 2013	Apr. 01, 2010
CONCENTRATION OF RISKS [Abstract]
Cash balance insured by FDIC per financial institution	$ 250,000	$ 100,000